Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under noncancellable operating leases
2013	$ 242,360
2014	226,975
2015	192,117
2016	151,654
2017	103,573
Later years	191,844
Total minimum lease payments	$ 1,108,523